Related Party Transactions (Details Textual) - AUD ($)	1 Months Ended			12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jun. 03, 2013	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	May 09, 2017	Jun. 06, 2016
Disclosure of transactions between related parties [line items]
Short-term loan						$ 139,864
Rental expense				$ 89,529	$ 38,917	46,082
Grandlodge Capital Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Principle amount							$ 500,000	$ 750,000
Percentage of interest rate							15.00%	15.00%
Interest expense						57,000
Warehousing distribution and services fees				$ 70,000	$ 140,000
Ordinary shares issued				437,500	875,000
Share issued price per share (in dollars per share)				$ 0.16	$ 0.16
Wattle Laboratories Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Rental expense				$ 53,958	$ 30,019	$ 35,792
Lease renewed				Jan. 01, 2019
Great Accommodation Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Short-term loan					$ 500,000
Interest accrued, percentage					15.00%
Establishment fee					$ 15,000
Short-term Funding Agreements [Member]
Disclosure of transactions between related parties [line items]
Warehousing, distribution and invoicing services			$ 70,000
Share issued price per share (in dollars per share)			$ 0.16
Short-term Funding Agreements [Member] | Wattle Laboratories Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Rental expense	$ 39,525	$ 38,940
Lease term				3 years
Additional lease term				3 years